OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Non-current portion of ore stockpiles (Note 18)	$ 149.4	$ 131.9
Income tax recoverable and installments	2.8	1.8
Tax credits recoverable	77.4	64.6
Advances, deposits and prepaids	64.1	46.9
Other	5.0	6.5
Other non-financial assets	298.7	251.7
Current	96.1	97.5
Non-current	$ 202.6	$ 154.2